Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2015
Derivative Fair Value Of Financial Instruments [Abstract]
Fair value of financial instruments

	June 30, 2015		December 31, 2014
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$26,841	$26,841	$99,495	$99,495
Restricted cash	$22,201	$22,201	$954	$954
Loans receivable from affiliates	$1,096	$1,096	$750	$750
Amounts due to related parties	$(15,643)	$(15,643)	$(1,880)	$(1,880)
Term Loan B facility, net	$(403,697)	$(416,947)	$(424,252)	$(431,764)
Other long-term debt, net	$(204,804)	$(206,570)	$(151,722)	$(153,349)

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at June 30, 2015
	Total	Level I	Level II	Level III
Cash and cash equivalents	$26,841	$26,841	$—	$—
Restricted cash	$22,201	$22,201	$—	$—
Loans receivable from affiliates	$1,096	$—	$1,096	$—
Term Loan B facility, net (1)	$(416,947)	$—	$(416,947)	$—
Other long-term debt, net(1)	$(206,570)	$—	$(206,570)	$—

	Fair Value Measurements at December 31, 2014
	Total	Level I	Level II	Level III
Cash and cash equivalents	$99,495	$99,495	$—	$—
Restricted cash	$954	$954	$—	$—
Loans receivable from affiliates	$750	$—	$750	$—
Term Loan B facility, net (1)	$(431,764)	$—	$(431,764)	$—
Other long-term debt, net(1)	$(153,349)	$—	$(153,349)	$—

(1	)The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.